LOANS AND NOTES PAYABLE Q (Tables)	9 Months Ended
Sep. 30, 2025
Debt Disclosure [Abstract]
Schedule of Loans Receivable, Current And Non-Current
Loans Receivable, Current and Non-current

(in thousands)	September 30, 2025	December 31, 2024
Loans receivable	$635,919	$476,620
Loans receivable, non-current	7,300	—
Less: allowance for credit loss	(548)	—
Loans receivable, current and non-current	$642,671	$476,620

(in thousands)	September 30, 2025	December 31, 2024
Loans payable	$316,916	$510,718

(in thousands)	September 30, 2025	December 31, 2024
Assets posted as collateral — Digital assets	$166,490	$194,306
Less: Allowance for credit losses	(446)	(554)
Assets posted as collateral associated with digital asset loans payable	$166,044	$193,752

Schedule of Contractual Obligation, Fiscal Year Maturity	As of September 30, 2025, the Company’s notes payable repayment obligation was as follows:

(in thousands)	Amount Due
2025	$—
2026	445,000
2027	—
2028	433,471
2029	402,500
Total	1,280,971